Property and Equipment, Net Narrative (Details) - Orbitz - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 57.2
Property, plant and equipment, written-off	$ 85.1